Note 2 - Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2018
Notes to Financial Statements
Significant Accounting Policies [Text Block]
2.	Summary of significant accounting policies

The preparation of consolidated financial statements in accordance with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. The most significant estimates are related to the judgments used to determine the timing and amount of revenue recognition, recoverability of goodwill and intangible assets, determination of fair values of assets acquired and liabilities assumed in business combinations, estimated fair value of contingent consideration related to acquisitions, quantification of uncertain tax positions, recoverability of deferred income tax assets and the collectability of accounts receivable. Actual results could be materially different from these estimates.

Significant accounting policies are summarized as follows:

Basis of consolidation
The consolidated financial statements include the accounts of the Company, its majority-owned subsidiaries and those variable interest entities where the Company is the primary beneficiary. Where the Company does not
have a controlling interest but has the ability to exert significant influence, the equity method is used. Inter-company transactions and accounts are eliminated on consolidation.

Cash and cash equivalents
Cash equivalents consist of short-term interest-bearing securities, which are readily convertible into cash and have original maturities at the date of purchase of three
months or less.

Fixed assets
Fixed assets are carried at cost less accumulated depreciation. The costs of additions and improvements are capitalized, while maintenance and repairs are expensed as incurred. Fixed assets are reviewed for impairment whenever events or circumstances indicate that the carrying value of an asset group may
not
be recoverable. An impairment loss is recorded to the extent the carrying amount exceeds the estimated fair value of an asset group. Fixed assets are depreciated over their estimated useful lives as follows:

Buildings	20 to 40 years straight-line
Vehicles	3 to 5 years straight-line
Furniture and equipment	3 to 10 years straight-line
Computer equipment and software	3 to 5 years straight-line
Leasehold improvements	term of the lease to a maximum of 10 years

Investments in securities
The Company classifies investments in securities under the caption “other assets”. Investments in equity securities are accounted for using the equity method or cost method. The equity method is utilized where the Company has the ability to exercise significant influence on the investee. Realized gains or losses and equity earnings or losses are recorded in other (income) expense. Equity securities, including marketable equity securities as well as those accounted for under the equity method and cost method, are regularly reviewed for impairment based on both quantitative and qualitative criteria that include the extent to which cost exceeds fair value and the duration of the market decline, the Company’s intent and ability to hold until forecasted recovery, and the financial health and near term prospects for the issuer. Other-than-temporary impairment losses on equity securities are recorded in earnings.

Financial instruments and derivatives
Derivative financial instruments are recorded on the consolidated balance sheets as other assets or other liabilities and carried at fair value. From time to time, the Company may
use interest rate swaps to hedge a portion of its interest rate exposure on long-term debt. Hedge accounting is applied and swaps are carried at fair value on the consolidated balance sheets, with gains or losses recognized in interest expense. The carrying value of the hedged item is adjusted for changes in fair value attributable to the hedged interest rate risk; the associated gain or loss is recognized currently in earnings and the unrealized gain or loss is recognized in other comprehensive income. If swaps are terminated and the underlying item is not,
the resulting gain or loss is deferred and recognized over the remaining life of the underlying item using the effective interest method. In addition, the Company may
enter into short-term foreign exchange contracts to lower its cost of borrowing, to which hedge accounting is not
applied.

Fair value
The Company uses the fair value measurements framework for financial assets and liabilities and for non-financial assets and liabilities that are recognized or disclosed at fair value on a non-recurring basis. The framework defines fair value, gives guidance for measurement and disclosure, and establishes a three
-level hierarchy for observable and unobservable inputs used to measure fair value. An asset or liability’s classification within the hierarchy is determined based on the lowest level input that is significant to the fair value measurement. The three
levels are as follows:

Level

– Quoted prices (unadjusted) in active markets for identical assets or liabilities
Level

– Observable market-based inputs other than quoted prices in active markets for identical assets or liabilities
Level
3
– Unobservable inputs for which there is little or
no
market data, which requires the Company to develop its own assumptions

Financing fees
Financing fees related to the Revolving Credit Facility are recorded as an asset and amortized to interest expense using the effective interest method. Financing fees related to the Senior Notes are recorded as a reduction of the debt amount and are amortized to interest expense using the effective interest method.

Goodwill and intangible assets
Goodwill represents the excess of purchase price over the fair value of assets acquired and liabilities assumed in a business combination and is not
subject to amortization.

Intangible assets are recorded at fair value on the date they are acquired. Indefinite life intangible assets are not
subject to amortization. Where lives are finite, they are amortized over their estimated useful lives as follows:

Customer lists and relationships	straight-line over 4 to 20 years
Investment management contracts	straight-line over 5 to 15 years
Trademarks and trade names	straight-line over 2 to 10 years
Management contracts and other	straight-line over life of contract ranging from 2 to 10 years
Brokerage backlog	as underlying brokerage transactions are completed

The Company reviews the carrying value of finite life intangible assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset group may
not
be recoverable from the estimated future cash flows expected to result from their use and eventual disposition. If the sum of the undiscounted expected future cash flows is less than the carrying amount of the asset group, an impairment loss is recognized. Measurement of the impairment loss is based on the excess of the carrying amount of the asset group over the fair value calculated using discounted expected future cash flows.

Goodwill and indefinite life intangible assets are tested for impairment annually, on
August 1,
or more frequently if events or changes in circumstances indicate the asset might be impaired, in which case the carrying amount of the asset is written down to fair value.

Impairment of goodwill is tested at the reporting unit level. The Company has four
distinct reporting units. Impairment is tested by
first
assessing qualitative factors to determine whether it is more likely than not
that the fair value of a reporting unit is less than its carrying amount. Where it is determined to be more likely than not
that its fair value is greater than its carrying amount, then no
further testing is required. Where the qualitative analysis is not
sufficient to support that the fair value exceeds the carrying amount then a two
-step goodwill impairment test is performed. In the
first
step, the reporting unit’s carrying amount, including goodwill, is compared to the estimated fair value of the reporting unit. The fair values of the reporting units are estimated using a discounted cash flow approach. The fair value measurement is classified within Level of the fair value hierarchy. If the carrying amount of the reporting unit exceeds its fair value, then a second
step is performed to measure the amount of impairment loss, if any. Certain assumptions are used to determine the fair value of the reporting units, the most sensitive of which are estimated future cash flows and the discount rate applied to future cash flows. Changes in these assumptions could result in a materially different fair value.

Impairment of indefinite life intangible assets is tested by comparing the carrying amount to the estimated fair value on an individual intangible asset basis.

Redeemable non-controlling interests
Redeemable non-controlling interests (“RNCI”) are recorded at the greater of (i) the redemption amount or (ii) the amount initially recorded as RNCI at the date of inception of the minority equity position. This amount is recorded in the “mezzanine” section of the balance sheet, outside of shareholders’ equity. Changes in the RNCI amount are recognized immediately as they occur.

Revenue
The Company generates revenue from contracts with customers through its provision of commercial real estate services. These services consist of sales brokerage and lease brokerage operations, outsourcing and advisory services and investment management services.

(a) Real estate brokerage operations
Brokerage revenue includes commissions from sales brokerage and lease brokerage services. Sales brokerage services include purchases and sales, debt placement, equity capital raising, market value opinions, acquisition advisory and transaction management. The Company provides these services with respect to substantially all types of commercial real estate. Lease brokerage includes landlord and tenant representation services. Landlord representation provides real estate owners with services to strategically position properties and to secure appropriate tenants. Tenant representation focuses on assisting businesses to assess their occupancy requirements and evaluating and negotiating leases and lease renewals.

(b) Outsourcing and advisory services
Outsourcing and advisory services consist of project management, property management as well as valuation and advisory services. Project management services include design and construction management, move management and workplace solutions consulting. Project management engagements range from single project contracts with a duration of less than one
year to multi-year contracts with multiple discrete projects. Property management provides real estate service solutions to real estate owners. In addition to providing on-site management and staffing, the Company provides support through centralized resources such as technical and environmental services, accounting, marketing and human resources. These various services may
be provided through the Company’s employees or through contracts with third
party providers. Consistent with industry custom, management contract terms typically range from one
to
three
years, although most contracts are terminable at any time following a notice period, usually
30
to
120
days.

Valuation and advisory services consist of helping customers determine market values for various types of real estate properties. Such services may
involve appraisals of single properties or portfolios of properties which may
span multiple property types and geographic locations. These appraisals may
be utilized for a variety of customer needs including acquisitions, dispositions, financing or for tax purposes. In addition to valuation services, the Company provides consulting services to assist customers with specialized real estate needs.

(c) Investment management services
Investment management revenues include consideration for services in the form of asset management advisory and administration fees, transaction fees and incentive fees (carried interest). The performance obligation is to manage client’s invested capital for a specified period of time and is delivered over time.

Revenue recognition and unearned revenues
Revenue is recognized upon transfer of control of promised products or services to customers in an amount that reflects the consideration the Company expects to receive in exchange for those products or services. The Company enters into contracts that can include various combinations of services, which are capable of being distinct and accounted for as separate performance obligations. Revenue is recognized net of any taxes collected from customers, which are subsequently remitted to governmental authorities.

(a)	Nature of services
The Company has determined that control of sales brokerage services rendered transfer to a customer when a sale and purchase agreement becomes unconditional and lease brokerage services rendered transfer to a customer when a lease between the landlord and the tenant is executed. At these points in time the customer has received substantially all of the benefit of the services provided by the Company. The transaction price is typically associated with the underlying asset involved in the transaction, most commonly a percentage of the sales price or the aggregate rental payments over the term of the lease which are generally known when revenue is recognized.

Outsourcing and advisory services including those provided in relation to property management and project management transfer to the customer over time as the services are performed and revenue from providing these services is recognized in the accounting period in which the services are rendered. For fixed-price contracts, revenue is recognized based upon the actual labor hours spent relative to the total expected labor hours or the project costs incurred relative to the total project costs. For some projects certain obligations that are representative of the work completed may
be used as an alternative to recognize revenue. The use of labor hours or overall project costs is dependent upon the input that best represents the progress of the work completed in relation to the specific contract. If a contract includes an hourly fee, revenue is recognized in the amount to which the Company has a right to invoice.

For other advisory services, including valuation and appraisal review, the customer is unable to benefit from the services until the work is substantially complete, revenue is recognized upon delivery of materials to the customer because this faithfully represents when the service has been rendered. For most fixed fee consulting assignments, revenue is recognized based upon the actual service provided to the end of the reporting period as a proportion of the total services to be provided and customers are invoiced on a monthly basis and consideration is payable when invoiced.

Investment management advisory and administration fees are recognized as the services are performed over time and are primarily based on agreed-upon percentages of assets under management or committed capital. Revenue recognition for transactional performance obligations are recognized at a point in time when the performance obligation has been met. The Company receives investment management advisory incentive fees (carried interest) from certain investment funds. These incentive fees are dependent upon exceeding specified performance thresholds on a relative or absolute basis, depending on the product. Incentive fees are recognized when it is determined that significant reversal is considered no
longer probable (such as upon the sale of a fund’s investment or when the amount of assets under management becomes known as of the end of the specified measurement period). Pursuant to the terms of the Harrison Street acquisition, incentive fees related to assets that were invested prior to the acquisition date by its former owners are allocated to certain employees and former owners; as such the full amount of these incentive fees is passed through as compensation expense and recognized as cost of revenues in the consolidated statement of earnings.

(b)	Significant judgments
The Company’s contracts with customers
may
include promises to transfer multiple products and services. Determining whether products and services are considered distinct performance obligations that should be accounted for separately versus together may
require significant judgment. Where a contract contains multiple performance obligations judgment is used to assess whether they are distinct and accounted for separately or not
distinct and are accounted for and recognized together.

Brokerage commission arrangement
may
include elements that introduce variability to the revenues earned beyond the underlying value of the transaction, these may
include rebates and/or contingencies. The Company estimates variable consideration or performs a constraint analysis for these contracts on the basis of historical information to estimate the amount the Company will ultimately be entitled to. Generally, revenue is constrained when it is probable that the Company may
not
be entitled to the full amount of the revenue as associated with the occurrence or non-occurrence of an event that is outside of the Company’s control or where the facts and circumstances of the arrangement limit the Company’s ability to predict whether this event will occur. When revenue is constrained, this constrained revenue will be recognized if and when the uncertainty has been resolved.

Outsourcing and advisory arrangements
may
include incentives tied to achieving certain performance targets. The Company estimates variable consideration or performs a constraint analysis for these contracts on the basis of circumstances specific to the project and historical information in order to estimate the amount the Company will ultimately be entitled to. Estimates of revenue, costs or extent of progress toward completion are revised if circumstances change. Any resulting increases or decreases in estimated revenues or costs are reflected in profit or loss in the period in which the circumstances that give rise to the revision become known by management.

In providing project management or property management services, the Company may
engage subcontractors to provide on-site staffing or to provide specialized technical services, materials and/or installation services. These arrangements are assessed and require judgment to determine whether the Company is a principal or an agent of the customer. When the Company acts as a principal, because it is primarily responsible for the delivery of the completed project and controls the services provided by the subcontractors, these amounts are accounted for as revenue on a gross basis. However, when the Company acts as an agent, because it does not
control the services prior to delivery to the customer, these costs are accounted for on a net basis.

In some cases, the Company
may
facilitate collection from the customer and payments to subcontractors or may
facilitate collection from tenants for payment to the landlord. In these instances, balances are recorded as accounts receivable and accounts payable until settled.

Investment management fee arrangements are unique to each contract and evaluated on an individual basis to determine the timing of revenue recognition and significant judgment is involved in making such determination. At each reporting period, the Company considers various factors in estimating revenue to be recognized. Incentive fees have a broad range of possible amounts and the determination of these amount is based upon the market value for managed assets which is highly susceptible to factors outside of the Company’s influence. As a result, incentive fee revenue is generally constrained until significant reversal is considered no
longer probable.

Certain constrained brokerage fees, outsourcing and advisory fees and investment management fees may
arise from services that began in a prior reporting period. Consequently, a portion of the fees the Company recognizes in the current period may
be partially related to the services performed in prior periods. In particular, substantially all investment management incentive fees recognized in the period were previously constrained.

Contract balances
Timing of revenue recognition
may
differ from the timing of invoicing to customers. The Company invoices the customer and records a receivable when it has a right to payment within customary payment terms or it recognizes a contract asset if revenue is recognized prior to when payment is due. Contract liabilities consist of payments received in advance of recognizing revenue. These liabilities consist primarily of payments received for outsourcing and advisory engagements where a component of the revenue may
be paid by the customer prior to the benefits of the services transferring to the customer. As a practical expedient, the Company does not
adjust the promised amount of consideration for the effect of a significant financing component when it is expected, at contract inception, that the period between transfer of the service and when the customer pays for that service will be one
year or less. The Company does
not
typically include extended payment terms in its contracts with customers.

The Company generally does
not
incur upfront costs to obtain or fulfill contracts that are capitalizable to contract assets and if capitalizable they would be amortized to expense within one
year or less of incurring the expense; consequently, the Company applies the practical expedient to recognize these incremental costs as an expense when incurred. Any costs to obtain or fulfill contracts that exceed one
year are capitalized to contract assets and amortized over the term of the contract on a method consistent with the transfer of services to the customer and the contracts revenue recognition.

Payment terms and conditions vary by contract type, although terms generally include a requirement of payment within to

days. With the exceptions of sales brokerage and lease brokerage, the Company does not
expect to have any contracts where the period between the transfer of services to the customer and the payment by the customer exceeds one
year. With regard to sales brokerage and lease brokerage, arrangements may
exist where the service is transferred but payment is
not
received for a period greater than
one
year. However, arrangements of this nature do
not
contain a significant financing component because the amount and timing varies on the basis of the occurrence or non-occurrence of an event that is outside the control of the Company or the customer. As a consequence, the Company does not
adjust the transaction prices for the time value of money.

Contract liabilities represent advance payments associated with our performance obligations that have not
yet been satisfied. The majority of the balances are expected to be recognized to revenue or disbursed on behalf of the client within a year.

Remaining performance obligations
Remaining performance obligations represent the aggregate transaction prices for contracts where the Company’s performance obligations have not
yet been satisfied. The Company applies the practical expedient related to remaining performance obligations that are part of a contract that has an original expected duration of one
year or less and the practical expedient related to variable consideration from remaining performance obligations.

Stock-based compensation
For equity classified awards, compensation cost is measured at the grant date based on the estimated fair value of the award adjusted for expected forfeitures. The related stock option compensation expense is allocated using the graded attribution method.

Long-term incentive plans
Under these plans, certain subsidiary employees are compensated if the earnings before interest, income tax and amortization of the subsidiary increases. Awards under these plans generally have a term of up to ten
years, a vesting period of
five
to
ten
years and are settled in cash at the end of the term. If an award is subject to a vesting condition, then the graded attribution method is applied to the fair value or intrinsic value of the award. The related compensation expense is recorded in selling, general and administrative expenses and the liability is recorded in accrued compensation.

Foreign currency translation
Assets, liabilities and operations of foreign subsidiaries are recorded based on the functional currency of each entity. For certain foreign operations, the functional currency is the local currency, in which case the assets, liabilities and operations are translated at current exchange rates from the local currency to the reporting currency, the US dollar. The resulting unrealized gains or losses are reported as a component of accumulated other comprehensive earnings. Realized and unrealized foreign currency gains or losses related to any foreign dollar denominated monetary assets and liabilities are included in net earnings.

Income tax
Income tax has been provided using the asset and liability method whereby deferred income tax assets and liabilities are recognized for the expected future income tax consequences of events that have been recognized in the consolidated financial statements or income tax returns. Deferred income tax assets and liabilities are measured using enacted income tax rates expected to apply to taxable income in the years in which temporary differences are expected to reverse, be recovered or settled. The effect on deferred income tax assets and liabilities of a change in income tax rates is recognized in earnings in the period in which the change occurs. A valuation allowance is recorded unless it is more likely than not
that realization of a deferred income tax asset will occur based on available evidence.

The Company recognizes uncertainty in tax positions taken or expected to be taken in a tax return by recording a liability for unrecognized tax benefits on its balance sheet. Uncertainties are quantified by applying a prescribed recognition threshold and measurement attribute.

The Company classifies interest and penalties associated with income tax positions in income tax expense.

Pension plan
The Company’s defined benefit pension plan obligation is remeasured annually as of
December 31
based on the present value of projected future benefit payments for all participants for services rendered.

The benefit obligation and related funded status are determined using assumptions as of the end of each year.

The expected return on plan assets is based on historical and projected rates of return for assets in the investment plan portfolio. The actual return is based on the fair value of plan assets. The projected benefit obligation is discounted using the market interest rate as at the measurement date.

Pension expense for the pension plan includes the cost of pension benefits earned during the current year, the interest cost on pension obligations, the expected return on pension plan assets, and other costs. Actuarial gains and losses related to the change in the over-funded or under-funded status of the pension plan are recognized in other comprehensive income.

Business combinations
All business combinations are accounted for using the acquisition method of accounting. Transaction costs are expensed as incurred.

The fair value of the contingent consideration is classified as a financial liability and is recorded on the balance sheet at the acquisition date and is re-measured at fair value at the end of each period until the end of the contingency period, with fair value adjustments recognized in earnings. However, if the contingent consideration includes an element of compensation to the vendors (i.e. it is tied to continuing employment or it is not
linked to the business valuation), then the portion of contingent consideration related to such element is treated as compensation expense over the expected employment period.